Acquisitions and disposals - Revenue and Profits from Acquisition (Details) - Viterra Group $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Sales of goods and services rendered	$ 61,363
Profit from operations	$ 6,131